N-2 - USD ($)				2 Months Ended	3 Months Ended
		Jul. 14, 2025	May 27, 2025	May 21, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001633336
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-281876
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		3
Post-Effective Amendment		false
Entity Registrant Name		Crescent Capital BDC, Inc.
Entity Address, Address Line One		11100 Santa Monica Blvd
Entity Address, Address Line Two		Suite 2000
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90025
City Area Code		310
Local Phone Number		235-5900
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	Variable Transaction Fee	(3)

Total stockholder transaction expenses paid	—	(4)

(1)
In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of shares of our common stock on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that stockholders may have paid in connection with their purchase of shares of our common stock.

(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)
The expenses of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees under the plan are paid by us. If a participant elects by notice to the plan administrator in advance of termination to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of up to $15 plus a $0.10 per share fee from the proceeds. See “Dividend Reinvestment Plan” below for more information.

(4)	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of consolidated net assets attributable to common stock) (5) :
Base management fees	2.81	% (6)
Income based fees and capital gains incentive fees	1.96	% (7)
Interest payments on borrowed funds	8.16	% (8)
Other expenses	1.32	% (9)
Acquired fund fees and expenses	1.95	% (10)

Total annual expenses	16.20	% (11)
(5)	The “consolidated net assets attributable to common stock” used to calculate the percentages in this table is our net assets as of March 31, 2025.
(6)
The base management fee referenced in the table above reflects the actual base management fees incurred during the three months ended March 31, 2025. The base management fee under the Amended and Restated Investment Advisory Agreement, dated as of January 5, 2021, by and between us and the Advisor (the “Investment Advisory Agreement”) is calculated and payable quarterly in arrears at an annual rate of 1.25% of our average gross assets, including assets purchased with borrowed funds or other forms of leverage, but, excluding cash, cash equivalents, restricted cash and investments in WhiteHawk III Onshore Fund LP (“WhiteHawk”) and Freeport Financial SBIC Fund LP (“Freeport Financial”). For more detailed information about the base management fee and the Investment Advisory Agreement, please see Note 3 to our consolidated financial statements for the quarter ended March 31, 2025.

(7)
The incentive fee referenced in the table above is estimated by annualizing the actual incentive fees incurred during the three months ended March 31, 2025. The incentive fee consists of two parts, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not:

•
The first part, the income incentive fee, is calculated and payable quarterly in arrears and (a) equals 100% of the excess of the preincentive fee net investment income for the immediately preceding calendar quarter, over a preferred return of 1.75% per quarter (7.0% annualized), and a catch-up
feature until the Advisor has received 17.5% of the
pre-incentive
fee net investment income for the current quarter up to 2.1212% (the
“Catch-up”),
and (b) 17.5% of all remaining
pre-incentive
fee net investment income above the
Catch-up.

•
The second part, the capital gains incentive fee, is determined and payable in arrears as of the end of each fiscal year at a rate of 17.5% of the Company’s realized capital gains, if any, on a cumulative basis from the Company’s inception through the end of the fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. In the event that the Investment Advisory Agreement shall terminate as of a date that is not a fiscal year end, the termination date shall be treated as though it were a fiscal year end for purposes of calculating and paying a capital gains incentive fee.

The Advisor has also voluntarily waived its right to receive the income incentive fees attributable to the investment income accrued as a result of its investments in WhiteHawk and Freeport Financial.
For more detailed information about the incentive fee, please see Note 3 to our consolidated financial statements for the quarter ended March 31, 2025.

(8)	Interest payments on borrowed funds referenced in the table above are the actual amounts incurred during the three months ended March 31, 2025.
At March 31, 2025, the weighted average effective interest rate for total debt outstanding was 6.49%. We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. Our stockholders indirectly bear the costs of borrowings under any debt instruments that we may enter into.

(9)	Other expenses referenced in the table above are estimated for the current fiscal year.
Other expenses include income tax and excise tax expense as well as various overhead expenses, professional fees, director fees, and payments under the Amended and Restated Administration Agreement. See “Certain Relationships and Related Transactions, and Director Independence” in our most recent Annual Report on Form
10-K.

(10)
Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the 1940 Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act.

(11)
“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness and before taking into account any income based fees or capital gains incentive fees accrued during the period), rather than the total assets, including assets that have been funded with borrowed monies.

Management Fees [Percent]	[3]	2.81%
Interest Expenses on Borrowings [Percent]	[4]	8.16%
Acquired Fund Fees and Expenses [Percent]	[5]	1.95%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[6]	1.96%
Other Annual Expenses [Percent]	[7]	1.32%
Total Annual Expenses [Percent]	[8]	16.20%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock, assuming asset coverage ratio of 179% (the Company’s actual asset coverage as of March 31, 2025) and total annual expenses of 16.20% of net assets attributable to common stock as set forth in the fees and expenses table above, and (x) a 5.0% annual return resulting entirely from net realized capital gains (none of which is subject to the incentive fee) and (y) a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains). Transaction expenses are included in the following example. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including cost of debt, if any, and other expenses) may be greater or less than those shown.

You would pay the following expenses on a $1,000 common stock investment:	1 year	3 years	5 years	10 years
assuming a 5% annual return resulting entirely from net realized capital gains (none of which is subject to the capital gains incentive fee) (1)	$170	$451	$669	$1,022
assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$179	$470	$692	$1,039

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)
Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this table contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, stockholders will indirectly bear these fees or expenses as our investors.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]
(9)	Other expenses referenced in the table above are estimated for the current fiscal year.
Other expenses include income tax and excise tax expense as well as various overhead expenses, professional fees, director fees, and payments under the Amended and Restated Administration Agreement. See “Certain Relationships and Related Transactions, and Director Independence” in our most recent Annual Report on Form
10-K.

Management Fee not based on Net Assets, Note [Text Block]		The base management fee referenced in the table above reflects the actual base management fees incurred during the three months ended March 31, 2025. The base management fee under the Amended and Restated Investment Advisory Agreement, dated as of January 5, 2021, by and between us and the Advisor (the “Investment Advisory Agreement”) is calculated and payable quarterly in arrears at an annual rate of 1.25% of our average gross assets, including assets purchased with borrowed funds or other forms of leverage, but, excluding cash, cash equivalents, restricted cash and investments in WhiteHawk III Onshore Fund LP (“WhiteHawk”) and Freeport Financial SBIC Fund LP (“Freeport Financial”). For more detailed information about the base management fee and the Investment Advisory Agreement, please see Note 3 to our consolidated financial statements for the quarter ended March 31, 2025.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
You should carefully consider the risk factors described below, and in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and the risks discussed in the section titled “Item 1A. Risk Factors” in our Annual Report on Form
10-K,
which is incorporated by reference herein, and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with all of the other information included in this prospectus, the accompanying prospectus supplement and any documents incorporated by reference herein, including our consolidated financial statements and the related notes thereto, before you decide whether to make an investment in our securities. The risks set out below and described in such documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected. In such case, the net asset value of our common stock and the trading price, if any, of our securities could decline, and you may lose all or part of your investment.
Investors in offerings of our common stock will likely incur immediate dilution upon the closing of such offering.
We generally expect the public offering price of any offering of shares of our common stock to be higher than the book value per share of our outstanding common stock (unless we offer shares pursuant to a rights offering or after obtaining prior approval for such issuance from our stockholders and our independent directors). Accordingly, investors purchasing shares of our common stock in offerings pursuant to this prospectus may pay a price per share that exceeds the tangible book value per share after such offering.
Dilution represents the difference between the offering price and the tangible book value per share immediately after completion of an offering. You could experience dilution both as a result of the offering price and as a result of any shares you purchase in an offering of our common stock having a lower book value than shares held by our existing stockholders.
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.
In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.
In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial. See “
Risk Factors—The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock
” and “
Sales of Common Stock Below Net Asset Value
” below.
We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in high-quality short-term investments, which will generate lower rates of return than those expected from the interest generated on our target portfolio investments.
We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in cash, cash equivalents, U.S. government securities and other high-quality short-term investments. These securities generally earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective. As a result, we may not, for a time, be able to achieve our investment objective and/or we may need to, for a time, decrease the amount of any dividend that we may pay to our stockholders to a level that is substantially lower than the level that we expect to pay when the net proceeds of offerings are fully invested in accordance with our investment objective. If we do not realize yields in excess of our expenses, we may incur operating losses and the market price of our shares may decline.
The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock.
We may sell our common stock, or warrants, options or rights to acquire shares of our common stock, at a price below the then-current net asset value per share of our common stock if our Board determines that such sale is in our best interests, and if our stockholders, including a majority (as defined in the 1940 Act), of (1) the outstanding shares of our common stock and (2) the outstanding shares of the our common stock held by persons that are not affiliated persons of the Company, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our Board, closely approximates the market value of such securities (less any distributing commission or discount). We do not currently have authorization from our stockholders to issue our common stock at a price below the then-current net asset value per share.
Any decision to sell shares of our common stock below its then current net asset value per share or securities to subscribe for or convertible into shares of our common stock would be subject to the determination by our Board that such issuance is in our and our stockholders’ best interests.
If we were to sell shares of our common stock below its then current net asset value per share, such sales would result in an immediate dilution to the net asset value per share of our common stock. This dilution would occur as a result of the sale of shares at a price below the then current net asset value per share of our common stock and a proportionately greater decrease in the stockholders’ interest in our earnings and assets and their voting interest in us than the increase in our assets resulting from such issuance. Because the number of shares of common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted.
In addition, if we issue warrants or securities to subscribe for or convertible into shares of our common stock, subject to certain limitations, the exercise or conversion price per share could be less than the net asset value per share at the time of exercise or conversion (including through the operation of anti-dilution protections). Because we would incur expenses in connection with any issuance of such securities, such issuance could result in a dilution of the net asset value per share at the time of exercise or conversion. This dilution would include reduction in the net asset value per share as a result of the proportionately greater decrease in the stockholders’ interest in our earnings and assets and their voting interest than the increase in our assets resulting from such issuance.
Further, if our current stockholders do not purchase any shares to maintain their percentage interest when we issue new shares, regardless of whether such offering is above or below the then current net asset value per share, their voting power will be diluted.
We cannot predict how tax reform legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.
Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us, our stockholders, or our portfolio investments. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our stockholders of such qualification, or could have other adverse consequences. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in our securities.
Our strategy involves a high degree of leverage. We intend to continue to finance our investments with borrowed money, which will magnify the potential for gain or loss on amounts invested and increases the risk of investing in us. The risks of investment in a highly leveraged fund include volatility and possible distribution restrictions.
The use of leverage magnifies the potential for gain or loss on amounts invested. The use of leverage is generally considered a speculative investment technique and increases the risks associated with investing in our securities. However, we have borrowed from, and may in the future issue debt securities to, banks, insurance companies and other lenders. Lenders of these funds have fixed dollar claims on our assets that are superior to the claims of our common stockholders, and we would expect such lenders to seek recovery against our assets in the event of a default. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instruments we may enter into with lenders. In addition, under the terms of our credit facilities and any borrowing facility or other debt instrument we may enter into, we are likely to be required to use the net proceeds of any investments that we sell to repay a portion of the amount borrowed under such facility or instrument before applying such net proceeds to any other uses. If the value of our assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not leveraged, thereby magnifying losses or eliminating our stake in a leveraged investment. Similarly, any decrease in our revenue or income will cause our net income to decline more sharply than it would have had we not borrowed. Such a decline would also negatively affect our ability to make dividend payments on our common stock or preferred stock. Our ability to service any debt will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. In addition, our common stockholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the base management fee payable to the Advisor.
There can be no assurance that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under our credit facilities or otherwise in an amount sufficient to enable us to repay our indebtedness or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness on or before it matures. There can be no assurance that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. There can be no assurance that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to stockholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements. There can also be no assurance that we will meet an annual return of approximately $63.5 million, which we must meet in order to cover annual interest or dividend payments on our senior securities.
As a BDC, we are generally required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred stock that we may issue in the future, of at least 150%. If this ratio declines below 150%, we will not be able to incur additional debt and could be required to sell a portion of our investments to repay some debt when we are otherwise disadvantageous for us to do so. This could have a material adverse effect on our operations, and we may not be able to make distributions.
The amount of leverage that we employ will depend on the Advisor’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure stockholders that we will be able to obtain credit at all or on terms acceptable to it.
The following table illustrates the effect on return to a holder of our common stock of the leverage created by our use of borrowing at the weighted average stated interest rate of 6.36% as of March 31, 2025, together with (a) our total value of net assets as of March 31, 2025; (b) approximately $911.6 million in aggregate principal amount of indebtedness outstanding as of March 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 15% to plus 15%.

Assumed Return on Portfolio (Net of Expenses) (1)	—10.00%	—5.00%	0%	5.00%	10.00%
Corresponding Return to Common Stockholders (2)	—29.86%	—18.92%	—7.97%	2.97%	13.91%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of March 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since March 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Stockholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at March 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 6.36% by the approximately $911.6 million of principal debt outstanding) is subtracted to determine the return available to stockholders. The return available to stockholders is then divided by the total value of our net assets as of March 31, 2025 to determine the “Corresponding Return to Common Stockholders.”

Effects of Leverage [Table Text Block]
The following table illustrates the effect on return to a holder of our common stock of the leverage created by our use of borrowing at the weighted average stated interest rate of 6.36% as of March 31, 2025, together with (a) our total value of net assets as of March 31, 2025; (b) approximately $911.6 million in aggregate principal amount of indebtedness outstanding as of March 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 15% to plus 15%.

Assumed Return on Portfolio (Net of Expenses) (1)	—10.00%	—5.00%	0%	5.00%	10.00%
Corresponding Return to Common Stockholders (2)	—29.86%	—18.92%	—7.97%	2.97%	13.91%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of March 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since March 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Stockholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at March 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 6.36% by the approximately $911.6 million of principal debt outstanding) is subtracted to determine the return available to stockholders. The return available to stockholders is then divided by the total value of our net assets as of March 31, 2025 to determine the “Corresponding Return to Common Stockholders.”

Return at Minus Ten [Percent]	[9]	(29.86%)
Return at Minus Five [Percent]	[9]	(18.92%)
Return at Zero [Percent]	[9]	(7.97%)
Return at Plus Five [Percent]	[9]	2.97%
Return at Plus Ten [Percent]	[9]	13.91%
Share Price [Table Text Block]
The following table sets forth, for each full fiscal quarter since the beginning of the current fiscal year, the net asset value per share of our common stock, the range of high and low closing sales prices of our common stock, the closing sales price as a premium (discount) to net asset value and the dividends or other distributions declared by us. Information about the net asset value per share of our common stock, the range of high and low closing sales prices of our common stock, the closing sales price as a premium (discount) to net asset value and the dividends or other distributions declared by us for the last three most recently completed fiscal years is located in “
Part II, Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities—Market Information”
in our most recent Annual Report on Form
10-K,
which is incorporated by reference herein.
On May 27, 2025, the last reported sales price of our common stock on The NASDAQ Global Market was $15.56 per share.

	Net Asset	Price Range		High Sales Price Premium (Discount) to Net	Low Sales Price Premium (Discount) to Net	Cash Dividend
Period	Value (1)	High	Low	Asset Value (2)	Asset Value (2)	Per Share (3)
Year ending December 31, 2024
First Quarter	$20.28	$17.66	$16.03	(12.9)%	(21.0)%	$0.51	(4)
Second Quarter	$20.30	$19.10	$16.96	(5.9)%	(16.5)%	$0.53	(5)
Third Quarter	$20.20	$19.44	$17.47	(3.8)%	(13.5)%	$0.51	(6)
Fourth Quarter	$19.98	$19.98	$17.55	0%	(12.2)%	$0.49	(7)
Year Ended December 31, 2025
First Quarter	$19.62	$20.00	$16.82	1.9%	(14.3)%	$0.47	(8)
Second Quarter (through May 21, 2025)	*	$17.13	$14.20	*	*	*

(1)
Net asset value per share is determined as of the last day in the relevant quarter and therefore does not reflect the net asset value per share disclosed to the market on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.
(4)
Consists of a regular quarterly dividend of $0.41 per share and supplemental dividend of $0.10 per share which was declared on February 15, 2024 and payable on March 15, 2024 to stockholders of record as of February 29, 2024.

(5)
Consists of a regular quarterly dividend of $0.42 per share and supplemental dividend of $0.11 per share which was declared on May 2, 2024 and payable on June 17, 2024 to stockholders of record as of May 31, 2024.

(6)
Consists of a regular quarterly dividend of $0.42 per share and supplemental dividend of $0.09 per share which was declared on August 7, 2024 and payable on September 16, 2024 to stockholders of record as of August 31, 2024.

(7)
Consists of a regular quarterly dividend of $0.42 per share and supplemental dividend of $0.07 per share which was declared on November 6, 2024 and payable on December 16, 2024 to stockholders of record as of November 29, 2024.

(8)
Consists of a regular quarterly dividend of $0.42 per share and special dividend of $0.05 per share which was declared on February 12, 2025 and payable on March 14, 2025 to stockholders of record as of February 28, 2025.

Lowest Price or Bid				$ 14.2	$ 16.82	$ 17.55	$ 17.47	$ 16.96	$ 16.03
Highest Price or Bid				$ 17.13	$ 20	$ 19.98	$ 19.44	$ 19.1	$ 17.66
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]				1.90%	0.00%	(3.80%)	(5.90%)	(12.90%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]				(14.30%)	(12.20%)	(13.50%)	(16.50%)	(21.00%)
NAV Per Share	[11]				$ 19.62	$ 19.98	$ 20.2	$ 20.3	$ 20.28
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following are our outstanding classes of securities as of May 27, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under Column (3)
Common Stock	200,000,000	—	37,061,547

Capital Gains Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12]	$ 170
Expense Example, Years 1 to 3	[12]	451
Expense Example, Years 1 to 5	[12]	669
Expense Example, Years 1 to 10	[12]	1,022
Incentive Fee Based On Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]	179
Expense Example, Years 1 to 3	[13]	470
Expense Example, Years 1 to 5	[13]	692
Expense Example, Years 1 to 10	[13]	$ 1,039
Investors In Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investors in offerings of our common stock will likely incur immediate dilution upon the closing of such offering.
We generally expect the public offering price of any offering of shares of our common stock to be higher than the book value per share of our outstanding common stock (unless we offer shares pursuant to a rights offering or after obtaining prior approval for such issuance from our stockholders and our independent directors). Accordingly, investors purchasing shares of our common stock in offerings pursuant to this prospectus may pay a price per share that exceeds the tangible book value per share after such offering.
Dilution represents the difference between the offering price and the tangible book value per share immediately after completion of an offering. You could experience dilution both as a result of the offering price and as a result of any shares you purchase in an offering of our common stock having a lower book value than shares held by our existing stockholders.

Aggregate Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.
In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.
In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial. See “
Risk Factors—The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock
” and “
Sales of Common Stock Below Net Asset Value
” below.

Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in high-quality short-term investments, which will generate lower rates of return than those expected from the interest generated on our target portfolio investments.
We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in cash, cash equivalents, U.S. government securities and other high-quality short-term investments. These securities generally earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective. As a result, we may not, for a time, be able to achieve our investment objective and/or we may need to, for a time, decrease the amount of any dividend that we may pay to our stockholders to a level that is substantially lower than the level that we expect to pay when the net proceeds of offerings are fully invested in accordance with our investment objective. If we do not realize yields in excess of our expenses, we may incur operating losses and the market price of our shares may decline.

Common Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock.
We may sell our common stock, or warrants, options or rights to acquire shares of our common stock, at a price below the then-current net asset value per share of our common stock if our Board determines that such sale is in our best interests, and if our stockholders, including a majority (as defined in the 1940 Act), of (1) the outstanding shares of our common stock and (2) the outstanding shares of the our common stock held by persons that are not affiliated persons of the Company, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our Board, closely approximates the market value of such securities (less any distributing commission or discount). We do not currently have authorization from our stockholders to issue our common stock at a price below the then-current net asset value per share.
Any decision to sell shares of our common stock below its then current net asset value per share or securities to subscribe for or convertible into shares of our common stock would be subject to the determination by our Board that such issuance is in our and our stockholders’ best interests.
If we were to sell shares of our common stock below its then current net asset value per share, such sales would result in an immediate dilution to the net asset value per share of our common stock. This dilution would occur as a result of the sale of shares at a price below the then current net asset value per share of our common stock and a proportionately greater decrease in the stockholders’ interest in our earnings and assets and their voting interest in us than the increase in our assets resulting from such issuance. Because the number of shares of common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted.
In addition, if we issue warrants or securities to subscribe for or convertible into shares of our common stock, subject to certain limitations, the exercise or conversion price per share could be less than the net asset value per share at the time of exercise or conversion (including through the operation of anti-dilution protections). Because we would incur expenses in connection with any issuance of such securities, such issuance could result in a dilution of the net asset value per share at the time of exercise or conversion. This dilution would include reduction in the net asset value per share as a result of the proportionately greater decrease in the stockholders’ interest in our earnings and assets and their voting interest than the increase in our assets resulting from such issuance.
Further, if our current stockholders do not purchase any shares to maintain their percentage interest when we issue new shares, regardless of whether such offering is above or below the then current net asset value per share, their voting power will be diluted.

Tax Reform Legislation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We cannot predict how tax reform legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.
Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us, our stockholders, or our portfolio investments. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our stockholders of such qualification, or could have other adverse consequences. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in our securities.

Leveraged Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our strategy involves a high degree of leverage. We intend to continue to finance our investments with borrowed money, which will magnify the potential for gain or loss on amounts invested and increases the risk of investing in us. The risks of investment in a highly leveraged fund include volatility and possible distribution restrictions.
The use of leverage magnifies the potential for gain or loss on amounts invested. The use of leverage is generally considered a speculative investment technique and increases the risks associated with investing in our securities. However, we have borrowed from, and may in the future issue debt securities to, banks, insurance companies and other lenders. Lenders of these funds have fixed dollar claims on our assets that are superior to the claims of our common stockholders, and we would expect such lenders to seek recovery against our assets in the event of a default. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instruments we may enter into with lenders. In addition, under the terms of our credit facilities and any borrowing facility or other debt instrument we may enter into, we are likely to be required to use the net proceeds of any investments that we sell to repay a portion of the amount borrowed under such facility or instrument before applying such net proceeds to any other uses. If the value of our assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not leveraged, thereby magnifying losses or eliminating our stake in a leveraged investment. Similarly, any decrease in our revenue or income will cause our net income to decline more sharply than it would have had we not borrowed. Such a decline would also negatively affect our ability to make dividend payments on our common stock or preferred stock. Our ability to service any debt will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. In addition, our common stockholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the base management fee payable to the Advisor.
There can be no assurance that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under our credit facilities or otherwise in an amount sufficient to enable us to repay our indebtedness or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness on or before it matures. There can be no assurance that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. There can be no assurance that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to stockholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements. There can also be no assurance that we will meet an annual return of approximately $63.5 million, which we must meet in order to cover annual interest or dividend payments on our senior securities.
As a BDC, we are generally required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred stock that we may issue in the future, of at least 150%. If this ratio declines below 150%, we will not be able to incur additional debt and could be required to sell a portion of our investments to repay some debt when we are otherwise disadvantageous for us to do so. This could have a material adverse effect on our operations, and we may not be able to make distributions.
The amount of leverage that we employ will depend on the Advisor’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure stockholders that we will be able to obtain credit at all or on terms acceptable to it.
The following table illustrates the effect on return to a holder of our common stock of the leverage created by our use of borrowing at the weighted average stated interest rate of 6.36% as of March 31, 2025, together with (a) our total value of net assets as of March 31, 2025; (b) approximately $911.6 million in aggregate principal amount of indebtedness outstanding as of March 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 15% to plus 15%.

Assumed Return on Portfolio (Net of Expenses) (1)	—10.00%	—5.00%	0%	5.00%	10.00%
Corresponding Return to Common Stockholders (2)	—29.86%	—18.92%	—7.97%	2.97%	13.91%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of March 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since March 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Stockholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at March 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 6.36% by the approximately $911.6 million of principal debt outstanding) is subtracted to determine the return available to stockholders. The return available to stockholders is then divided by the total value of our net assets as of March 31, 2025 to determine the “Corresponding Return to Common Stockholders.”

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		11100 Santa Monica Blvd
Entity Address, Address Line Two		Suite 2000
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90025
City Area Code		310
Local Phone Number		235-5900
Contact Personnel Name		George P. Hawley
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of consolidated net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		All shares of common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of common stock if, as and when authorized by the Board and declared by us out of funds legally available therefor. Shares of common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except as otherwise provided in the Charter or where their transfer is restricted by federal and state securities laws or by contract.
Security Voting Rights [Text Block]		Except as may otherwise be specified in the Charter, each share of common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of common stock will possess exclusive voting power. There is no cumulative voting in the election of our directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of common stock would be entitled to share ratably in all of our assets that are legally available for distribution after pays off all indebtedness and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			200,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			37,061,547
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of shares of our common stock on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that stockholders may have paid in connection with their purchase of shares of our common stock.
[2]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
[3]	The base management fee referenced in the table above reflects the actual base management fees incurred during the three months ended March 31, 2025. The base management fee under the Amended and Restated Investment Advisory Agreement, dated as of January 5, 2021, by and between us and the Advisor (the “Investment Advisory Agreement”) is calculated and payable quarterly in arrears at an annual rate of 1.25% of our average gross assets, including assets purchased with borrowed funds or other forms of leverage, but, excluding cash, cash equivalents, restricted cash and investments in WhiteHawk III Onshore Fund LP (“WhiteHawk”) and Freeport Financial SBIC Fund LP (“Freeport Financial”). For more detailed information about the base management fee and the Investment Advisory Agreement, please see Note 3 to our consolidated financial statements for the quarter ended March 31, 2025.
[4]	Interest payments on borrowed funds referenced in the table above are the actual amounts incurred during the three months ended March 31, 2025. At March 31, 2025, the weighted average effective interest rate for total debt outstanding was 6.49%. We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. Our stockholders indirectly bear the costs of borrowings under any debt instruments that we may enter into.
[5]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under Section 3(a) of the 1940 Act but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act.
[6]	The incentive fee referenced in the table above is estimated by annualizing the actual incentive fees incurred during the three months ended March 31, 2025. The incentive fee consists of two parts, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not:•The first part, the income incentive fee, is calculated and payable quarterly in arrears and (a) equals 100% of the excess of the preincentive fee net investment income for the immediately preceding calendar quarter, over a preferred return of 1.75% per quarter (7.0% annualized), and a catch-up feature until the Advisor has received 17.5% of the pre-incentive fee net investment income for the current quarter up to 2.1212% (the “Catch-up”), and (b) 17.5% of all remaining pre-incentive fee net investment income above the Catch-up.• The second part, the capital gains incentive fee, is determined and payable in arrears as of the end of each fiscal year at a rate of 17.5% of the Company’s realized capital gains, if any, on a cumulative basis from the Company’s inception through the end of the fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. In the event that the Investment Advisory Agreement shall terminate as of a date that is not a fiscal year end, the termination date shall be treated as though it were a fiscal year end for purposes of calculating and paying a capital gains incentive fee.The Advisor has also voluntarily waived its right to receive the income incentive fees attributable to the investment income accrued as a result of its investments in WhiteHawk and Freeport Financial.For more detailed information about the incentive fee, please see Note 3 to our consolidated financial statements for the quarter ended March 31, 2025.
[7]	Other expenses referenced in the table above are estimated for the current fiscal year.Other expenses include income tax and excise tax expense as well as various overhead expenses, professional fees, director fees, and payments under the Amended and Restated Administration Agreement. See “Certain Relationships and Related Transactions, and Director Independence” in our most recent Annual Report on Form 10-K.
[8]	“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness and before taking into account any income based fees or capital gains incentive fees accrued during the period), rather than the total assets, including assets that have been funded with borrowed monies.
[9]	In order to compute the “Corresponding Return to Common Stockholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at March 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 6.36% by the approximately $911.6 million of principal debt outstanding) is subtracted to determine the return available to stockholders. The return available to stockholders is then divided by the total value of our net assets as of March 31, 2025 to determine the “Corresponding Return to Common Stockholders.”
[10]	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter).
[11]	Net asset value per share is determined as of the last day in the relevant quarter and therefore does not reflect the net asset value per share disclosed to the market on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.
[12]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[13]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.